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September 4, 2007

VIA EDGAR

Mr. Michael Pressman
Special Counsel, Office of Mergers and Acquisitions
United States Securities and Exchange Commission
100 F. Street, N.E.
Washington D.C. 20549-0303

Re:	Magna International Inc. Schedule TO-I filed August 14, 2007 – Draft Notice of Variation File No. 5-43799

Dear Mr. Pressman:

Further to our conversation of earlier today, please find enclosed a draft Notice of Variation in connection with the tender offer (the “Offer”) by Magna International Inc. (the “Company”) for its Class A Subordinate Voting Shares (the “Shares”) for your review.  We believe these amendments conform the Offer to the Alliance Semiconductor no-action letter (available September 22, 2006).

Please contact me at (212) 839-5404 at your earliest convenience to discuss this matter as the Company would like to file the Notice of Variation no later than September 6, 2007 so that it will not be required to extend the Offer.

                    Yours truly,

                    /s/ Asi Kirmayer
                    Asi Kirmayer

cc:	Mr. Jeffrey O. Palmer, Magna International Inc. Ms. Jean Fraser, Osler Hoskin & Harcourt LLP

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